Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computers and Electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	2 years
Computers and Electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	3 years
Office furniture
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	5 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	4 years